Fair Value Measurements (Details) - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements - $ / shares	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	May 05, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Quantitative Information Regarding Level3 Fair Value Measurements Abstract
Expected redemption price (in Dollars per share)	$ 11.5	$ 11.5	$ 10.33	$ 10.48
Stock price (in Dollars per share)	$ 10.25	$ 10.6	$ 10.04	$ 9.89
Volatility	57.00%	51.00%	65.00%	65.00%
Term (years)	5 years 5 months 8 days	5 years 1 month 13 days	3 years 6 months	5 years 8 months 1 day
Risk-free rate	3.35%	4.50%	4.49%	4.18%
Cost of debt			14.80%	12.40%